Supplement dated March 12, 2012 to the Wilmington Funds (the “Funds” or the “Trust”) (formerly, MTB Group of Funds) Prospectus dated August 31, 2011 (the “Prospectus”)

Effective March 12, 2012, the information in the Prospectus will be amended, supplemented, or replaced as follows:

2. Investment Goal Change for Wilmington Strategic Allocation Moderate Fund

The following supplements and amends information on pages 45 and 71 of the Prospectus, under the sections entitled “Investment Goal,” with respect to the Wilmington Strategic Allocation Moderate Fund.

The Fund’s investment goal is to seek a high level of total return consistent with a moderate level of risk relative to the other Wilmington Strategic Allocation Funds.

3. Performance, Strategies and Risks Changes

(a)	Wilmington Strategic Allocation Moderate Fund

The following supplements and amends the first sentence of the “Principal Investment Strategies of the Fund” section on page 45 of the Prospectus.

The Fund pursues its investment goal by allocating its investments among fixed income securities, equity securities and other assets in an effort to achieve a high level of total return consistent with a moderate level of risk relative to the other Wilmington Strategic Allocation Funds.

The following supplements and amends information on page 48 of the Prospectus, under the section entitled “Performance Information,” with respect to the Wilmington Strategic Allocation Moderate Fund.

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance reflected in the bar chart for the Fund does not reflect any sales charges, which, if reflected, would lower returns. The table shows returns for the Fund’s primary broad-based market indices, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Bond Index, which are used to show how the Fund’s performance compares with the returns of indices of funds or securities with similar investment goals. The Fund also compares its performance to the Moderate Blended Index constructed by the Advisor. Updated performance information for the Fund can be obtained by visiting www.wilmingtonfunds.com.

The performance information for the periods prior to June 11, 2010 for all share classes of the Fund is the historical performance information for the MTB Managed Allocation Fund—Moderate Growth (“Moderate Fund”), which, along with two other Wilmington Funds (formerly MTB Funds), was merged into the Fund at that time. The historic performance information of the Moderate Fund is shown because it was the accounting survivor of the merger. The Moderate Fund did not offer Class I Shares, although the Fund has done so since July 16, 1993. Thus, the information for the Class I Shares in the table below is that of the Class A Shares of the Moderate Fund, after adjustments to reflect the sales load of the Class I Shares.

The following supplements and amends information on page 48 of the Prospectus, under the section entitled “Average Annual Total Returns”.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years or Life of Fund
Class A Shares
Return Before Taxes	4.66%	1.73%	1.96%
Return After Taxes on Distributions	4.02%	0.74%	1.13%
Return After Taxes on Distributions and Sale of Fund Shares	3.01%	1.11%	1.34%
Class I Shares
Return Before Taxes	N/A	N/A	14.10%*
Russell 3000 Index (reflects no deductions for fees, expenses or taxes)**	16.93%	4.61%	5.83%
S&P 500® (reflects no deductions for fees, expenses or taxes)**	15.06%	2.29%	1.41%
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.54%	5.80%	5.84%
Blended Benchmark (reflects no deductions for fees, expenses or taxes)***	10.88%	4.32%	4.35%
Moderate Blended Index (reflects no deductions for fees, expenses or taxes)***	10.31%	4.23%	5.01%
Lipper Mixed Asset Target Allocation Growth Fund Average (reflects no deduction for taxes)	12.78%	3.32%	3.13%

*	The total return for Class I Shares represents the cumulative performance for the period June 11, 2010 (commencement of operations) through December 31, 2010.
**	Effective March 12, 2012, the Fund replaced the S&P 500 Index with the Russell 3000 Index as the primary benchmark for the Fund, because the Russell 3000 Index is the more appropriate benchmark for the Fund.
***	Effective March 12, 2012, the Fund replaced the Blended Benchmark with the Moderate Blended Index as a secondary benchmark for the Fund, because the Moderate Blended Index is the more appropriate benchmark for the Fund. The Moderate Blended Index is calculated by the investment advisor and represents the weighted returns of the following indices: 27% Russell 3000 Index; 20% Barclays Capital U.S. Aggregate Bond Index; 18% MSCI All Country World ex-US Investable Market Index; 7.5% HFRX Absolute Index; 7.5% HFRX Global Index; 7% Barclays Capital Global Aggregate ex-US (unhedged) Index; 5% Barclays Capital World Government Inflation-Linked Bond Index (hedged USD); 3.5% S&P Global Developed Property Index; 1.5% Dow Jones-UBS Commodity Index; and 3% Citigroup 3-Month T-Bill.

(b)	Wilmington Multi-Manager International Fund

The following replaces the final sentence in the “Portfolio Turnover” section on page 50.

During its most recent fiscal year, the portfolio turnover rate of the Fund’s predecessor fund was 98% of the average value of its portfolio. See the discussion below under “Performance Information” regarding the predecessor fund.

The following information supplements or amends pages 50-51 of the Prospectus under the sections entitled “Principal Investment Strategies of the Fund,” “Principal Risks of Investing in the Fund” and “Performance Information.”

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing substantially all, but under normal circumstances not less than 80% (measured at time of purchase), of the value of its net assets (plus borrowings for investment purposes, if any) in a diversified portfolio of foreign securities, including common stocks, preferred stocks, convertible securities, emerging markets securities and exchange-traded funds (ETFs). The Fund invests primarily in the equity markets listed in the Morgan Stanley Capital International All Country World Index ex US (“MSCI ACWI ex-US Net” Index), the benchmark against which the Fund measures the performance of its portfolio.

Principal Risks of Investing in the Fund

Exchange Traded Funds (ETFs) Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Performance Information

The following information is added as the first paragraph of the “Performance Information” section.

The returns presented for the Fund reflect the performance of Wilmington Multi-Manager International Fund (the “Predecessor Fund”), a series of WT Mutual Fund. The Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Fund and the Predecessor Fund have substantially similar investment goals and strategies.

The following information supplements and amends the corresponding sections of the “Annual Total Returns” and “Average Annual Total Returns” sections.

Annual Total Returns – Class I Shares

Performance Over 10 Years

2001		2002		2003	2004	2005	2006	2007	2008		2009	2010
-	26.91	-	18.10	33.95	22.10	14.21	27.97	12.87	-	46.16	37.15	16.08

Best Quarter 25.70% 6/30/2009 Worst Quarter (22.28)% 12/31/2008

The Fund’s Class I Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 2.21%.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years or Life of Fund
Class I Shares
Return Before Taxes	16.08%	4.36%	3.30%
Return After Taxes on Distributions	15.87%	2.97%	2.44%
Return After Taxes on Distributions and Sale of Fund Shares	10.67%	3.54%	2.71%
Class A Shares
Return Before Taxes*	11.83%	3.40%	N/A
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)**	7.75%	2.46%	3.50%
MSCI ACWI ex-US Net Index (reflects no deductions for fees, expenses or taxes)**	11.15%	4.82%	2.43%
Lipper International Multi-Cap Core Funds Average (reflects no deductions for taxes)	11.41%	3.58%	5.33%

*	From inception of the Predecessor Fund’s Class A Shares on December 20, 2005 through December 31, 2010, the average annual total return was 3.48% for the Class A Shares and 2.43% for the MSCI ACWI ex-US Net Index.
**	Effective March 12, 2012, the Fund changed its primary benchmark from the MSCI EAFE Index to the MSCI ACWI ex-US Net Index, because the MSCI ACWI ex-US Net Index is more reflective of the Fund’s investment strategy.

(c)	Wilmington Prime Money Market Fund

The following information supplements or amends page 5 of the Prospectus under the section entitled “Average Annual Total Returns.”

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years or Life of Fund
Select Class Shares*
Return Before Taxes	0.01%	2.236%	1.96%
iMoneyNet, Inc. First Tier Retail Average (reflects no deductions for fees, expenses or taxes)	0.03%	2.26%	2.00%
iMoneyNet, Inc. First Tier Institutional Average (reflects no deductions for fees, expenses or taxes)	0.08%	2.56%	2.33%

*	As of the date of this prospectus, Institutional Class Shares have not yet commenced operations, and the pre-inception historical performance of the Institutional Class is based on the previous performance of Select Class Shares.

(d)	Wilmington U.S. Government Money Market Fund

The following information supplements or amends page 15 of the Prospectus under the section entitled “Average Annual Total Returns.”

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years or Life of Fund
Select Class Shares*
Return Before Taxes	0.01%	2.23%	1.96%
iMoneyNet, Inc. Government Retail Average (reflects no deductions for fees, expenses or taxes)	0.02%	2.02%	1.86%
iMoneyNet, Inc. Government Institutional Average (reflects no deductions for fees, expenses or taxes)	0.02%	2.21%	2.06%

*	As of the date of this prospectus, Institutional Class Shares have not yet commenced operations, and the pre-inception historical performance of the Institutional Class is based on the previous performance of Select Class Shares.

(e)	Wilmington U.S. Treasury Money Market Fund

All references to the Fund’s broad-based market indexes as the “iMoneyNet, Inc. Treasury Retail Average” and “iMoneyNet, Inc. Treasury Retail Average” are hereby amended to read “iMoneyNet, Inc. Treasury and Repo Retail Average” and “iMoneyNet, Inc. Treasury and Repo Retail Average,” respectively.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr 30, 2011
Registrant Name	dei_EntityRegistrantName	WILMINGTON FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000830744
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 12, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 12, 2012
Prospectus Date	rr_ProspectusDate	Aug 31, 2011
Supplement [Text Block]	wf830744_SupplementTextBlock

Supplement dated March 12, 2012 to the Wilmington Funds (the “Funds” or the “Trust”) (formerly, MTB Group of Funds) Prospectus dated August 31, 2011 (the “Prospectus”)

Effective March 12, 2012, the information in the Prospectus will be amended, supplemented, or replaced as follows:

2. Investment Goal Change for Wilmington Strategic Allocation Moderate Fund

The following supplements and amends information on pages 45 and 71 of the Prospectus, under the sections entitled “Investment Goal,” with respect to the Wilmington Strategic Allocation Moderate Fund.

The Fund’s investment goal is to seek a high level of total return consistent with a moderate level of risk relative to the other Wilmington Strategic Allocation Funds.

3. Performance, Strategies and Risks Changes

(a)	Wilmington Strategic Allocation Moderate Fund

The following supplements and amends the first sentence of the “Principal Investment Strategies of the Fund” section on page 45 of the Prospectus.

The Fund pursues its investment goal by allocating its investments among fixed income securities, equity securities and other assets in an effort to achieve a high level of total return consistent with a moderate level of risk relative to the other Wilmington Strategic Allocation Funds.

The following supplements and amends information on page 48 of the Prospectus, under the section entitled “Performance Information,” with respect to the Wilmington Strategic Allocation Moderate Fund.

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance reflected in the bar chart for the Fund does not reflect any sales charges, which, if reflected, would lower returns. The table shows returns for the Fund’s primary broad-based market indices, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Bond Index, which are used to show how the Fund’s performance compares with the returns of indices of funds or securities with similar investment goals. The Fund also compares its performance to the Moderate Blended Index constructed by the Advisor. Updated performance information for the Fund can be obtained by visiting www.wilmingtonfunds.com.

The performance information for the periods prior to June 11, 2010 for all share classes of the Fund is the historical performance information for the MTB Managed Allocation Fund—Moderate Growth (“Moderate Fund”), which, along with two other Wilmington Funds (formerly MTB Funds), was merged into the Fund at that time. The historic performance information of the Moderate Fund is shown because it was the accounting survivor of the merger. The Moderate Fund did not offer Class I Shares, although the Fund has done so since July 16, 1993. Thus, the information for the Class I Shares in the table below is that of the Class A Shares of the Moderate Fund, after adjustments to reflect the sales load of the Class I Shares.

The following supplements and amends information on page 48 of the Prospectus, under the section entitled “Average Annual Total Returns”.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years or Life of Fund
Class A Shares
Return Before Taxes	4.66%	1.73%	1.96%
Return After Taxes on Distributions	4.02%	0.74%	1.13%
Return After Taxes on Distributions and Sale of Fund Shares	3.01%	1.11%	1.34%
Class I Shares
Return Before Taxes	N/A	N/A	14.10%*
Russell 3000 Index (reflects no deductions for fees, expenses or taxes)**	16.93%	4.61%	5.83%
S&P 500® (reflects no deductions for fees, expenses or taxes)**	15.06%	2.29%	1.41%
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.54%	5.80%	5.84%
Blended Benchmark (reflects no deductions for fees, expenses or taxes)***	10.88%	4.32%	4.35%
Moderate Blended Index (reflects no deductions for fees, expenses or taxes)***	10.31%	4.23%	5.01%
Lipper Mixed Asset Target Allocation Growth Fund Average (reflects no deduction for taxes)	12.78%	3.32%	3.13%

*	The total return for Class I Shares represents the cumulative performance for the period June 11, 2010 (commencement of operations) through December 31, 2010.
**	Effective March 12, 2012, the Fund replaced the S&P 500 Index with the Russell 3000 Index as the primary benchmark for the Fund, because the Russell 3000 Index is the more appropriate benchmark for the Fund.
***	Effective March 12, 2012, the Fund replaced the Blended Benchmark with the Moderate Blended Index as a secondary benchmark for the Fund, because the Moderate Blended Index is the more appropriate benchmark for the Fund. The Moderate Blended Index is calculated by the investment advisor and represents the weighted returns of the following indices: 27% Russell 3000 Index; 20% Barclays Capital U.S. Aggregate Bond Index; 18% MSCI All Country World ex-US Investable Market Index; 7.5% HFRX Absolute Index; 7.5% HFRX Global Index; 7% Barclays Capital Global Aggregate ex-US (unhedged) Index; 5% Barclays Capital World Government Inflation-Linked Bond Index (hedged USD); 3.5% S&P Global Developed Property Index; 1.5% Dow Jones-UBS Commodity Index; and 3% Citigroup 3-Month T-Bill.

Supplement One [Text Block]	wf830744_SupplementOneTextBlock

(b)	Wilmington Multi-Manager International Fund

The following replaces the final sentence in the “Portfolio Turnover” section on page 50.

During its most recent fiscal year, the portfolio turnover rate of the Fund’s predecessor fund was 98% of the average value of its portfolio. See the discussion below under “Performance Information” regarding the predecessor fund.

The following information supplements or amends pages 50-51 of the Prospectus under the sections entitled “Principal Investment Strategies of the Fund,” “Principal Risks of Investing in the Fund” and “Performance Information.”

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing substantially all, but under normal circumstances not less than 80% (measured at time of purchase), of the value of its net assets (plus borrowings for investment purposes, if any) in a diversified portfolio of foreign securities, including common stocks, preferred stocks, convertible securities, emerging markets securities and exchange-traded funds (ETFs). The Fund invests primarily in the equity markets listed in the Morgan Stanley Capital International All Country World Index ex US (“MSCI ACWI ex-US Net” Index), the benchmark against which the Fund measures the performance of its portfolio.

Principal Risks of Investing in the Fund

Exchange Traded Funds (ETFs) Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Performance Information

The following information is added as the first paragraph of the “Performance Information” section.

The returns presented for the Fund reflect the performance of Wilmington Multi-Manager International Fund (the “Predecessor Fund”), a series of WT Mutual Fund. The Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Fund and the Predecessor Fund have substantially similar investment goals and strategies.

The following information supplements and amends the corresponding sections of the “Annual Total Returns” and “Average Annual Total Returns” sections.

Annual Total Returns – Class I Shares

Performance Over 10 Years

2001		2002		2003	2004	2005	2006	2007	2008		2009	2010
-	26.91	-	18.10	33.95	22.10	14.21	27.97	12.87	-	46.16	37.15	16.08

Best Quarter 25.70% 6/30/2009 Worst Quarter (22.28)% 12/31/2008

The Fund’s Class I Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 2.21%.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years or Life of Fund
Class I Shares
Return Before Taxes	16.08%	4.36%	3.30%
Return After Taxes on Distributions	15.87%	2.97%	2.44%
Return After Taxes on Distributions and Sale of Fund Shares	10.67%	3.54%	2.71%
Class A Shares
Return Before Taxes*	11.83%	3.40%	N/A
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)**	7.75%	2.46%	3.50%
MSCI ACWI ex-US Net Index (reflects no deductions for fees, expenses or taxes)**	11.15%	4.82%	2.43%
Lipper International Multi-Cap Core Funds Average (reflects no deductions for taxes)	11.41%	3.58%	5.33%

*	From inception of the Predecessor Fund’s Class A Shares on December 20, 2005 through December 31, 2010, the average annual total return was 3.48% for the Class A Shares and 2.43% for the MSCI ACWI ex-US Net Index.
**	Effective March 12, 2012, the Fund changed its primary benchmark from the MSCI EAFE Index to the MSCI ACWI ex-US Net Index, because the MSCI ACWI ex-US Net Index is more reflective of the Fund’s investment strategy.

Supplement Two [Text Block]	wf830744_SupplementTwoTextBlock

(c)	Wilmington Prime Money Market Fund

The following information supplements or amends page 5 of the Prospectus under the section entitled “Average Annual Total Returns.”

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years or Life of Fund
Select Class Shares*
Return Before Taxes	0.01%	2.236%	1.96%
iMoneyNet, Inc. First Tier Retail Average (reflects no deductions for fees, expenses or taxes)	0.03%	2.26%	2.00%
iMoneyNet, Inc. First Tier Institutional Average (reflects no deductions for fees, expenses or taxes)	0.08%	2.56%	2.33%

*	As of the date of this prospectus, Institutional Class Shares have not yet commenced operations, and the pre-inception historical performance of the Institutional Class is based on the previous performance of Select Class Shares.

(d)	Wilmington U.S. Government Money Market Fund

The following information supplements or amends page 15 of the Prospectus under the section entitled “Average Annual Total Returns.”

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years or Life of Fund
Select Class Shares*
Return Before Taxes	0.01%	2.23%	1.96%
iMoneyNet, Inc. Government Retail Average (reflects no deductions for fees, expenses or taxes)	0.02%	2.02%	1.86%
iMoneyNet, Inc. Government Institutional Average (reflects no deductions for fees, expenses or taxes)	0.02%	2.21%	2.06%

*	As of the date of this prospectus, Institutional Class Shares have not yet commenced operations, and the pre-inception historical performance of the Institutional Class is based on the previous performance of Select Class Shares.

(e)	Wilmington U.S. Treasury Money Market Fund

All references to the Fund’s broad-based market indexes as the “iMoneyNet, Inc. Treasury Retail Average” and “iMoneyNet, Inc. Treasury Retail Average” are hereby amended to read “iMoneyNet, Inc. Treasury and Repo Retail Average” and “iMoneyNet, Inc. Treasury and Repo Retail Average,” respectively.

Wilmington Multi-Manager International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wf830744_SupplementTextBlock

Supplement dated March 12, 2012 to the Wilmington Funds (the “Funds” or the “Trust”) (formerly, MTB Group of Funds) Prospectus dated August 31, 2011 (the “Prospectus”)

Effective March 12, 2012, the information in the Prospectus will be amended, supplemented, or replaced as follows:

Supplement One [Text Block]	wf830744_SupplementOneTextBlock

(b)	Wilmington Multi-Manager International Fund

The following replaces the final sentence in the “Portfolio Turnover” section on page 50.

During its most recent fiscal year, the portfolio turnover rate of the Fund’s predecessor fund was 98% of the average value of its portfolio. See the discussion below under “Performance Information” regarding the predecessor fund.

The following information supplements or amends pages 50-51 of the Prospectus under the sections entitled “Principal Investment Strategies of the Fund,” “Principal Risks of Investing in the Fund” and “Performance Information.”

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing substantially all, but under normal circumstances not less than 80% (measured at time of purchase), of the value of its net assets (plus borrowings for investment purposes, if any) in a diversified portfolio of foreign securities, including common stocks, preferred stocks, convertible securities, emerging markets securities and exchange-traded funds (ETFs). The Fund invests primarily in the equity markets listed in the Morgan Stanley Capital International All Country World Index ex US (“MSCI ACWI ex-US Net” Index), the benchmark against which the Fund measures the performance of its portfolio.

Principal Risks of Investing in the Fund

Exchange Traded Funds (ETFs) Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Performance Information

The following information is added as the first paragraph of the “Performance Information” section.

The returns presented for the Fund reflect the performance of Wilmington Multi-Manager International Fund (the “Predecessor Fund”), a series of WT Mutual Fund. The Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Fund and the Predecessor Fund have substantially similar investment goals and strategies.

The following information supplements and amends the corresponding sections of the “Annual Total Returns” and “Average Annual Total Returns” sections.

Annual Total Returns – Class I Shares

Performance Over 10 Years

2001		2002		2003	2004	2005	2006	2007	2008		2009	2010
-	26.91	-	18.10	33.95	22.10	14.21	27.97	12.87	-	46.16	37.15	16.08

Best Quarter 25.70% 6/30/2009 Worst Quarter (22.28)% 12/31/2008

The Fund’s Class I Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 2.21%.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years or Life of Fund
Class I Shares
Return Before Taxes	16.08%	4.36%	3.30%
Return After Taxes on Distributions	15.87%	2.97%	2.44%
Return After Taxes on Distributions and Sale of Fund Shares	10.67%	3.54%	2.71%
Class A Shares
Return Before Taxes*	11.83%	3.40%	N/A
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)**	7.75%	2.46%	3.50%
MSCI ACWI ex-US Net Index (reflects no deductions for fees, expenses or taxes)**	11.15%	4.82%	2.43%
Lipper International Multi-Cap Core Funds Average (reflects no deductions for taxes)	11.41%	3.58%	5.33%

*	From inception of the Predecessor Fund’s Class A Shares on December 20, 2005 through December 31, 2010, the average annual total return was 3.48% for the Class A Shares and 2.43% for the MSCI ACWI ex-US Net Index.
**	Effective March 12, 2012, the Fund changed its primary benchmark from the MSCI EAFE Index to the MSCI ACWI ex-US Net Index, because the MSCI ACWI ex-US Net Index is more reflective of the Fund’s investment strategy.

Wilmington Strategic Allocation Moderate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wf830744_SupplementTextBlock

Supplement dated March 12, 2012 to the Wilmington Funds (the “Funds” or the “Trust”) (formerly, MTB Group of Funds) Prospectus dated August 31, 2011 (the “Prospectus”)

2. Investment Goal Change for Wilmington Strategic Allocation Moderate Fund

The following supplements and amends information on pages 45 and 71 of the Prospectus, under the sections entitled “Investment Goal,” with respect to the Wilmington Strategic Allocation Moderate Fund.

The Fund’s investment goal is to seek a high level of total return consistent with a moderate level of risk relative to the other Wilmington Strategic Allocation Funds.

3. Performance, Strategies and Risks Changes

(a)	Wilmington Strategic Allocation Moderate Fund

The following supplements and amends the first sentence of the “Principal Investment Strategies of the Fund” section on page 45 of the Prospectus.

The Fund pursues its investment goal by allocating its investments among fixed income securities, equity securities and other assets in an effort to achieve a high level of total return consistent with a moderate level of risk relative to the other Wilmington Strategic Allocation Funds.

The following supplements and amends information on page 48 of the Prospectus, under the section entitled “Performance Information,” with respect to the Wilmington Strategic Allocation Moderate Fund.

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance reflected in the bar chart for the Fund does not reflect any sales charges, which, if reflected, would lower returns. The table shows returns for the Fund’s primary broad-based market indices, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Bond Index, which are used to show how the Fund’s performance compares with the returns of indices of funds or securities with similar investment goals. The Fund also compares its performance to the Moderate Blended Index constructed by the Advisor. Updated performance information for the Fund can be obtained by visiting www.wilmingtonfunds.com.

The performance information for the periods prior to June 11, 2010 for all share classes of the Fund is the historical performance information for the MTB Managed Allocation Fund—Moderate Growth (“Moderate Fund”), which, along with two other Wilmington Funds (formerly MTB Funds), was merged into the Fund at that time. The historic performance information of the Moderate Fund is shown because it was the accounting survivor of the merger. The Moderate Fund did not offer Class I Shares, although the Fund has done so since July 16, 1993. Thus, the information for the Class I Shares in the table below is that of the Class A Shares of the Moderate Fund, after adjustments to reflect the sales load of the Class I Shares.

The following supplements and amends information on page 48 of the Prospectus, under the section entitled “Average Annual Total Returns”.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years or Life of Fund
Class A Shares
Return Before Taxes	4.66%	1.73%	1.96%
Return After Taxes on Distributions	4.02%	0.74%	1.13%
Return After Taxes on Distributions and Sale of Fund Shares	3.01%	1.11%	1.34%
Class I Shares
Return Before Taxes	N/A	N/A	14.10%*
Russell 3000 Index (reflects no deductions for fees, expenses or taxes)**	16.93%	4.61%	5.83%
S&P 500® (reflects no deductions for fees, expenses or taxes)**	15.06%	2.29%	1.41%
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.54%	5.80%	5.84%
Blended Benchmark (reflects no deductions for fees, expenses or taxes)***	10.88%	4.32%	4.35%
Moderate Blended Index (reflects no deductions for fees, expenses or taxes)***	10.31%	4.23%	5.01%
Lipper Mixed Asset Target Allocation Growth Fund Average (reflects no deduction for taxes)	12.78%	3.32%	3.13%

*	The total return for Class I Shares represents the cumulative performance for the period June 11, 2010 (commencement of operations) through December 31, 2010.
**	Effective March 12, 2012, the Fund replaced the S&P 500 Index with the Russell 3000 Index as the primary benchmark for the Fund, because the Russell 3000 Index is the more appropriate benchmark for the Fund.
***	Effective March 12, 2012, the Fund replaced the Blended Benchmark with the Moderate Blended Index as a secondary benchmark for the Fund, because the Moderate Blended Index is the more appropriate benchmark for the Fund. The Moderate Blended Index is calculated by the investment advisor and represents the weighted returns of the following indices: 27% Russell 3000 Index; 20% Barclays Capital U.S. Aggregate Bond Index; 18% MSCI All Country World ex-US Investable Market Index; 7.5% HFRX Absolute Index; 7.5% HFRX Global Index; 7% Barclays Capital Global Aggregate ex-US (unhedged) Index; 5% Barclays Capital World Government Inflation-Linked Bond Index (hedged USD); 3.5% S&P Global Developed Property Index; 1.5% Dow Jones-UBS Commodity Index; and 3% Citigroup 3-Month T-Bill.

Wilmington Prime Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wf830744_SupplementTextBlock	Supplement dated March 12, 2012 to the Wilmington Funds (the “Funds” or the “Trust”) (formerly, MTB Group of Funds) Prospectus dated August 31, 2011 (the “Prospectus”)
Supplement One [Text Block]	wf830744_SupplementOneTextBlock

(c)	Wilmington Prime Money Market Fund

The following information supplements or amends page 5 of the Prospectus under the section entitled “Average Annual Total Returns.”

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years or Life of Fund
Select Class Shares*
Return Before Taxes	0.01%	2.236%	1.96%
iMoneyNet, Inc. First Tier Retail Average (reflects no deductions for fees, expenses or taxes)	0.03%	2.26%	2.00%
iMoneyNet, Inc. First Tier Institutional Average (reflects no deductions for fees, expenses or taxes)	0.08%	2.56%	2.33%

*	As of the date of this prospectus, Institutional Class Shares have not yet commenced operations, and the pre-inception historical performance of the Institutional Class is based on the previous performance of Select Class Shares.

Wilmington U.S. Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wf830744_SupplementTextBlock	Supplement dated March 12, 2012 to the Wilmington Funds (the “Funds” or the “Trust”) (formerly, MTB Group of Funds) Prospectus dated August 31, 2011 (the “Prospectus”)
Supplement One [Text Block]	wf830744_SupplementOneTextBlock

(d)	Wilmington U.S. Government Money Market Fund

The following information supplements or amends page 15 of the Prospectus under the section entitled “Average Annual Total Returns.”

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years or Life of Fund
Select Class Shares*
Return Before Taxes	0.01%	2.23%	1.96%
iMoneyNet, Inc. Government Retail Average (reflects no deductions for fees, expenses or taxes)	0.02%	2.02%	1.86%
iMoneyNet, Inc. Government Institutional Average (reflects no deductions for fees, expenses or taxes)	0.02%	2.21%	2.06%

*	As of the date of this prospectus, Institutional Class Shares have not yet commenced operations, and the pre-inception historical performance of the Institutional Class is based on the previous performance of Select Class Shares.

Wilmington U.S. Treasury Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wf830744_SupplementTextBlock	Supplement dated March 12, 2012 to the Wilmington Funds (the “Funds” or the “Trust”) (formerly, MTB Group of Funds) Prospectus dated August 31, 2011 (the “Prospectus”)
Supplement One [Text Block]	wf830744_SupplementOneTextBlock

(e)	Wilmington U.S. Treasury Money Market Fund

All references to the Fund’s broad-based market indexes as the “iMoneyNet, Inc. Treasury Retail Average” and “iMoneyNet, Inc. Treasury Retail Average” are hereby amended to read “iMoneyNet, Inc. Treasury and Repo Retail Average” and “iMoneyNet, Inc. Treasury and Repo Retail Average,” respectively.